Grizzly Short Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 83.60%
Money Market Funds - 83.60%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.490% (a)(b)	60,149,491	$60,149,491
TOTAL SHORT-TERM INVESTMENTS (Cost $60,149,491)		$60,149,491

Total Investments (Cost $60,149,491) - 83.60%		$60,149,491
Other Assets in Excess of Liabilities - (b) 16.40%		11,799,235
TOTAL NET ASSETS - 100.00%		$71,948,726

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.72%
Aerospace & Defense - 3.57%
AeroVironment, Inc.	6,297	$388,777
Axon Enterprise, Inc.	14,785	1,083,445
The Boeing Co.	3,369	1,097,485
		2,569,707
Air Freight & Logistics - 1.67%
FedEx Corp.	7,940	1,200,607

Auto Components - 1.07%
Dorman Products, Inc.	5,293	400,786
Veoneer, Inc. (b)	23,820	372,068
		772,854
Banks - 3.58%
Commerce Bancshares, Inc.	16,793	1,140,944
First Republic Bank	12,201	1,433,007
		2,573,951
Beverages - 0.67%
National Beverage Corp.	9,400	479,588

Capital Markets - 1.84%
The Charles Schwab Corp.	22,178	1,054,786
Virtu Financial, Inc. - Class A	16,884	269,975
		1,324,761
Chemicals - 5.97%
Ashland Global Holdings, Inc.	16,245	1,243,230
DuPont de Nemours, Inc.	19,987	1,283,165
The Mosaic Co.	61,604	1,333,111
Quaker Chemical Corp.	2,647	435,484
		4,294,990
Commercial Services & Supplies - 1.48%
Rollins, Inc.	32,126	1,065,298

Electronic Equipment, Instruments & Components - 3.18%
II-VI, Inc.	32,264	1,086,329
IPG Photonics Corp.	8,305	1,203,561
		2,289,890
Energy Equipment & Services - 4.63%
Core Laboratories NV (b)	20,900	787,303
Halliburton Co.	31,487	770,487
National Oilwell Varco, Inc.	30,848	772,743
Schlumberger, Ltd.	24,916	1,001,623
		3,332,156
Entertainment - 4.69%
Netflix, Inc.	3,286	1,063,251
The Walt Disney Co.	7,940	1,148,362
World Wrestling Entertainment, Inc. - Class A	17,888	1,160,395
		3,372,008
Food Products - 0.64%
Cal-Maine Foods, Inc.	10,769	460,375

Gas Utilities - 3.32%
New Jersey Resources Corp.	10,039	447,438
Northwest Natural Holding Co.	5,750	423,948
South Jersey Industries, Inc.	13,142	433,423
UGI Corp.	24,003	1,083,975
		2,388,784
Health Care Equipment & Supplies - 6.38%
ABIOMED, Inc.	4,837	825,144
Avanos Medical, Inc.	12,321	415,218
ICU Medical, Inc.	6,571	1,229,565
Intuitive Surgical, Inc.	2,373	1,402,799
iRhythm Technologies, Inc.	10,587	720,869
		4,593,595
Health Care Technology - 0.51%
Tabula Rasa HealthCare, Inc.	7,575	368,751

Hotels, Restaurants & Leisure - 5.04%
The Cheesecake Factory, Inc.	26,832	1,042,691
Eldorado Resorts, Inc.	21,539	1,284,586
Marriott International, Inc.	8,579	1,299,118
		3,626,395
Household Durables - 1.35%
iRobot Corp.	19,166	970,375

Industrial Conglomerates - 1.59%
General Electric Co.	102,309	1,141,768

Interactive Media & Services - 1.90%
Zillow Group, Inc. - Class C	29,753	1,366,853

Internet & Direct Marketing Retail - 4.57%
Amazon.com, Inc.	639	1,180,770
Grubhub, Inc.	20,809	1,012,150
Wayfair, Inc. - Class A	12,149	1,097,905
		3,290,825
IT Services - 3.17%
GoDaddy, Inc. - Class A	17,341	1,177,801
Twilio, Inc. - Class A	11,234	1,104,077
		2,281,878
Life Sciences Tools & Services - 1.89%
Illumina, Inc.	4,107	1,362,456

Machinery - 6.81%
Actuant Corp.	20,626	536,895
Proto Labs, Inc.	4,472	454,131
The Toro Co.	16,245	1,294,239
Westinghouse Air Brake Technologies Corp.	18,071	1,405,924
Xylem, Inc.	15,333	1,208,087
		4,899,276
Media - 0.64%
Scholastic Corp.	11,956	459,708

Metals & Mining - 3.15%
Alcoa Corp.	54,029	1,162,164
Freeport-McMoRan, Inc.	83,931	1,101,175
		2,263,339
Multiline Retail - 1.62%
Ollie's Bargain Outlet Holdings, Inc.	17,888	1,168,265

Oil, Gas & Consumable Fuels - 2.96%
Concho Resources, Inc.	11,773	1,030,961
Noble Energy, Inc.	44,264	1,099,518
		2,130,479
Pharmaceuticals - 1.88%
Elanco Animal Health, Inc.	45,815	1,349,252

Real Estate Investment Trusts (REITs) - 0.54%
JBG SMITH Properties	9,765	389,526

Software - 11.11%
Autodesk, Inc.	6,754	1,239,089
Dropbox, Inc. - Class A	56,950	1,019,974
New Relic, Inc.	14,146	929,534
PTC, Inc.	15,059	1,127,768
salesforce.com, Inc.	8,670	1,410,089
Splunk, Inc.	7,758	1,161,916
Zscaler, Inc.	23,820	1,107,630
		7,996,000
Specialty Retail - 0.72%
National Vision Holdings, Inc.	15,972	517,972

Technology Hardware, Storage & Peripherals - 0.56%
3D Systems Corp.	45,815	400,881

Textiles, Apparel & Luxury Goods - 5.03%
Canada Goose Holdings, Inc. (b)	29,114	1,055,091
Capri Holdings, Ltd. (b)	32,126	1,225,607
VF Corp.	13,416	1,337,039
		3,617,737
Trading Companies & Distributors - 1.99%
Univar Solutions, Inc.	59,016	1,430,548
TOTAL COMMON STOCKS (Proceeds $73,841,450)		$71,750,848

TOTAL SECURITIES SOLD SHORT
(Proceeds $73,841,450) - 99.72%		$71,750,848

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$60,149,491	$–	$–	$60,149,491
Total Investments in Securities	$60,149,491	$–	$–	$60,149,491

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$71,750,848	$–	$–	$71,750,848
Total Securities Sold Short	$71,750,848	$–	$–	$71,750,848

The Fund did not invest in any Level 3 securities during the period.